Administrative Expenses - Schedule of Administrative Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General administrative expenses
Information technology and communications	$ 157,216	$ 142,731	$ 124,003
Maintenance and repair of property and equipment	51,606	49,699	42,313
Surveillance and securities transport services	11,651	11,265	12,996
External advisory services and professional services fees	11,252	10,326	13,785
Office supplies	8,497	8,724	9,360
External service of financial information and fraud prevention	8,129	7,483	6,543
Legal and notary expenses	5,799	5,433	3,733
Postal box, mail, postage and home delivery services	6,325	4,839	4,372
Energy, heating and other utilities	6,132	5,513	5,307
Other expenses of obligations for lease contracts	4,200	4,431	3,731
External service of custody of documentation	4,664	3,943	3,846
Insurance premiums except to cover operational risk events	4,142	4,167	3,380
Expenses for short-term leases	3,658	3,860	2,782
Donations	3,249	3,251	1,666
Representation and travel expenses	3,191	3,249	2,449
Card embossing service	2,084	1,756	1,274
Fees for other technical reports	1,063	1,034	799
Fees for review and audit of the financial statements by the external auditor	873	750	839
Expenses for leases low value	549	509	491
Title classification fees	241	169
Fines applied by other agencies	132	108	211
Other general administrative expenses	9,393	9,354	7,811
Outsource services
Technological developments expenses, certification and technology testing	22,323	25,437	19,627
Data processing	11,133	11,907	8,385
External credit evaluation service	5,820	5,729	5,208
External collection service	4,841	4,414
External human resources administration services and supply of external personnel	1,820	1,724	1,438
Call Center service for sales, marketing, quality control customer service	1,695	2,192	1,586
Other outsource services	1,144	1,250	1,482
External cleaning service, casino, custody of files and documents, storage of furniture and equipment	473	390	358
Board expenses
Board of Directors Compensation	3,500	3,347	3,095
Other Board expenses	78	111	102
Marketing	33,948	39,617	35,280
Taxes, contributions and other legal charges
Contribution to the banking regulator	15,248	14,785	13,566
Real estate contributions	6,020	5,521	4,727
Taxes other than income tax	2,803	2,530	2,207
Municipal patents	1,752	1,647	1,568
Other legal charges	52	60	47
Total	$ 416,696	$ 403,255	$ 350,367